Investments in associates and joint venture - Statements of financial position (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Investments in associates and joint ventures
Current assets	$ 589,152	$ 648,619
Non-current assets	3,390,465	3,458,655
Current liabilities	(360,436)	(565,357)
Non-current liabilities	(819,324)	(573,717)
Shareholders' equity, net	2,799,857	2,968,200	$ 3,029,565	$ 3,063,627
Equity, adjusted	2,799,857	2,968,200	3,029,565	3,063,627
Investments in associates	1,488,775	1,488,247	1,473,382
Minera Yanacocha S.R.L. [Member]
Investments in associates and joint ventures
Current assets	1,099,590	1,060,455
Non-current assets	1,213,848	1,251,617
Current liabilities	(282,986)	(190,577)
Non-current liabilities	(1,706,066)	(1,631,783)
Shareholders' equity, net	324,386	489,712
Equity, adjusted	324,386	489,712
Groups' interest	141,594	213,759
Goodwill	16,241	16,241
Investments in associates	157,835	230,000
Sociedad Minera Cerro Verde Saa [Member]
Investments in associates and joint ventures
Current assets	1,754,888	1,614,928
Non-current assets	6,012,571	6,194,496
Current liabilities	(450,680)	(420,786)
Non-current liabilities	(1,681,451)	(2,029,315)
Shareholders' equity, net	5,635,328	5,359,323	5,117,732	5,189,162
Equity, adjusted	5,635,328	5,359,323	$ 5,117,732	$ 5,189,162
Groups' interest	1,101,363	1,047,596
Goodwill	107,763	107,763
Investments in associates	$ 1,209,126	$ 1,155,359